Segmented Information - Schedule of Gross Revenue by Services (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Gross revenue	$ 4,730.1	$ 4,827.3
Buildings
Disclosure of products and services [line items]
Gross revenue	990.8	1,053.3
Energy & Resources
Disclosure of products and services [line items]
Gross revenue	631.9	613.1
Environmental Services
Disclosure of products and services [line items]
Gross revenue	757.6	779.8
Infrastructure
Disclosure of products and services [line items]
Gross revenue	1,345.9	1,407.9
Water
Disclosure of products and services [line items]
Gross revenue	$ 1,003.9	$ 973.2